Convertible Debentures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
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Summary of Convertible Debentures

	December 31, 2021	December 31, 2020

2019 Convertible debentures liability (a)	$22,185,170	$19,534,988

2021 Convertible debentures liability (b)	69,034	–

2021 Convertible debentures embedded derivative (b)	41,506	–

Total	$22,295,710	$19,534,988

Current debentures	$22,185,170	$–

Non-current debentures	110,540	19,534,988

	$22,295,710	$19,534,988

Summary of Components of Convertible Debentures
2019 Convertible debentures

	September 30, 2022	December 31, 2021
Opening balance	$22,380,649	$19,767,472
Interest paid	(1,172,875)	(2,345,750)
Accreted interest at effective interest rate	2,445,205	4,958,927
Accrued interest	604,465	—

Carrying amount of liability component	$24,257,444	$22,380,649
Less: interest payable	(799,944)	(195,479)

Total - current	$23,457,500	$22,185,170

	December 31, 2021	December 31, 2020

Opening balance	$19,767,472	$17,753,016

Conversion of debentures into common shares	–	(50,000)

Interest paid	(2,345,750)	(2,345,750)

Accreted interest at effective interest rate	4,958,927	4,410,206

Carrying amount of liability component	$22,380,649	$19,767,472

Less: interest payable	(195,479)	(232,484)

Total	$22,185,170	$19,534,988

December 31, 2021

Proceeds from issue of convertible debentures	$11,328,870

Fair value adjustments (Note 23)	1,615,102

Total fair value of convertible debentures	12,943,972

Less: fair value of embedded derivative	(5,060,776)

Less: transaction costs 1	(660,604)

Carrying value of liability at inception	7,222,592

Interest expense associated with liability	813,615

Debt extinguishment, including interest payable	(7,735,230)

Foreign exchange adjustments	(224,286)

76,691

Less: accrued interest included in accrued liabilities	(7,657)

Carrying value of liability at end of period 2	$69,034

1
Total transaction costs were $1,061,854 which include cash compensation paid to brokers and the value of 115,760 broker warrants issued. Transaction costs of $401,250 allocated to the embedded derivative portion of the convertible debentures were expensed in finance costs in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2021.

2	Convertible debt in the principal amount of US$75,000 which matures January 2024, bears interest at 8% per annum and is convertible to the Company’s shares at a conversion price of $5.84 (US$4.59).

Summary of Reconciliation of Embedded Derivatives

December 31, 2021

Fair value of embedded derivative at inception	$5,060,776

Fair value decrease 1	(784,261)

Derecognition of embedded derivative on conversion	(4,214,198)

Foreign exchange adjustments	(20,811)

Balance, embedded derivative	$41,506

1
The fair value of the embedded derivative is remeasured at the end of each reporting period and on conversion and recognized in fair value (gain) loss on derivatives in the consolidated statements of loss and comprehensive loss (Note 23).